CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Investment Securities
Held to Maturity, Fair Value	$ 37,309	$ 41,909
Other Real Estate, Allowance	$ 3,985,920	$ 4,561,099
Stockholders' Equity
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258